ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Statement of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
NET REVENUES
- Educational program and services	¥ 432,754	$ 66,513		¥ 412,016	¥ 395,715
Cost of revenues
- Educational program and services	(249,400)	(38,332)		(238,742)	(245,945)
GROSS LOSS	187,529	28,823		173,274	149,770
Operating expenses:
Selling and marketing	(36,710)	(5,642)		(41,818)	(55,511)
General and administrative	(142,252)	(21,864)		(145,513)	(280,634)
Research and development	(6,262)	(962)		(7,572)	(7,308)
Total operating expenses	(185,224)	(28,468)		(217,305)	(505,804)
OPERATING LOSS	2,305	355		(44,031)	(356,034)
OTHER EXPENSE
Interest (expense) income, net	5,191	798		5,941	(51,015)
Foreign exchange losses, net	(522)	(80)		84	(183)
Other income (expense), net	1,652	254		2,570	486
Income tax	(9,614)	(1,478)		(5,911)	118,963
NET INCOME (LOSS)	46,463	7,143		(35,700)	63,739
Parent Company [Member]
NET REVENUES
- Educational program and services			[1]
Cost of revenues
- Educational program and services			[1]
GROSS LOSS			[1]
Operating expenses:
Selling and marketing			[1]		(410)
General and administrative	(13,457)	(2,068)	[1]	(18,854)	(79,562)
Research and development			[1]		(660)
Total operating expenses	(13,457)	(2,068)	[1]	(18,854)	(80,632)
OPERATING LOSS	(13,457)	(2,068)	[1]	(18,854)	(80,632)
Share of (loss) income from subsidiaries	59,933	9,212	[1]	(23,274)	201,051
OTHER EXPENSE
Interest (expense) income, net	2		[1]	1	(56,549)
Foreign exchange losses, net			[1]		(131)
Other income (expense), net	(15)	(2)	[1]	6,427
Income tax			[1]
NET INCOME (LOSS)	¥ 46,463	$ 7,142	[1]	¥ (35,700)	¥ 63,739

[1]	The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts in the accompanying consolidated financial statements and notes are expressed in Renminbi (“RMB”). Amounts in United States dollars (“US$”) are presented solely for the convenience of readers and use an exchange rate of RMB 6.9430, representing the middle rate as set forth in the H.10 statistical release of the U.S. Federal Reserve Board as of December 31, 2016. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.